Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments [Text Block]

30. Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2- Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3- Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

			December 31, 2021
	Level 1	Level 2	Level 3	Total
	$	$	$	$

Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining exploration and development companies
Precious metals	-	-	24,327	24,327
Other minerals	13,048	-	10,607	23,655
Financial assets at fair value through other comprehensive (loss) income(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	46,668	-	-	46,668
Other minerals	47,563	-	-	47,563
	107,279	-	34,934	142,213

			December 31, 2020
	Level 1	Level 2	Level 3	Total
	$	$	$	$

Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining exploration and development companies
Precious metals	-	-	23,904	23,904
Other minerals	-	-	1,159	1,159
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	95,796	-	-	95,796
Other minerals	19,794	-	-	19,794
	115,590	-	25,063	140,653

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

During the year ended December 31, 2021, warrants having a fair value of $5.1 million were transferred from Level 3 to Level 1 as these warrants began trading on a recognized stock exchange. During the year ended December 31, 2020, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares and warrants trading on recognized securities exchanges, such as the TSX, TSX Venture or NEO.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company's specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. Instruments included in Level 2 consist of notes receivable. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

Financial instruments classified in Level 3 include convertible debentures and warrants held by the Company that are not traded on a recognized securities exchange. The fair value of the investments in convertible debentures and warrants is determined directly or indirectly using the Black-Scholes option pricing model which includes significant inputs not based on observable market data.

The following table presents the changes in the Level 3 investments (comprised of convertible debentures and warrants) for the years ended December 31, 2021 and 2020:

	2021	2020
	$	$
Balance - January 1	25,063	1,700
Acquisitions	12,754	4,782
Amendment of a note receivable (Note 13)	-	16,541
Warrants exercised	(1,122)	(347)
Change in fair value - warrants exercised(i)	300	102
Change in fair value - warrants expired(i)	(15)	(48)
Change in fair value - investments held at the end of the period(i)	(2,046)	2,333
Balance - December 31	34,934	25,063

(i) Recognized in the consolidated statements of income (loss) under other gains (losses), net.

The fair value of the financial instruments classified as Level 3 depends on the nature of the financial instruments.

The fair value of the warrants on equity securities and the convertible debentures of publicly traded mining exploration and development companies, classified as Level 3, is determined using directly or indirectly the Black-Scholes option pricing model. The main non-observable input used in the model is the expected volatility. An increase/decrease in the expected volatility used in the models of 10% would have resulted in an insignificant variation of the fair value of the warrants as at December 31, 2021 and 2020.

Foreign exchange contracts

In 2021, the Company entered into foreign exchange contracts (collar options) to sell U.S. dollars and buy Canadian dollars for a total nominal amount of US$3.0 million. The contracts were put in place to protect revenues in Canadian dollars (from the sale of gold ounces received from royalty interests which are denominated in U.S. dollars) from a stronger Canadian dollar. The fair value of the contracts is booked at each reporting period on the consolidated balance sheets. As at December 31, 2021, the fair value of the outstanding contracts was insignificant.

Financial instruments not measured at fair value on the consolidated balance sheets

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash, short- term investments, trade receivables, amounts receivable from associates and other receivables, notes receivable, other financing facilities receivable, accounts payable and accrued liabilities and long-term debt. The fair values of cash, short- term investments, trade receivables, amounts receivable from associates and other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The carrying value of the liability under the revolving credit facility and the mining equipment financings approximate their fair value given that the credit spread is similar to the credit spread the Company would obtain under similar conditions at the reporting date. The fair value of the non-current notes receivable and other financing credit facilities receivable approximate their carrying value as there were no significant changes in economic and risk parameters since the issuance/acquisition or assumptions of those financial instruments.

The following table presents the carrying amount and the fair value of long-term debt (excluding the liability under the revolving credit facility):

		December 31, 2021		December 31, 2020
	Fair	Carrying	Fair	Carrying
	value	amount	value	amount
	$	$
Long-term debt - Level 1	303,000	293,281	318,000	286,903
Long-term debt - Level 2	-	-	49,928	49,866
Balance	303,000	293,281	367,928	336,769